DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net of associated fees	$ 0	$ 0	$ (313,501)
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired	51.00%
Nuvoton Technology Corporation Japan ("NTCJ") [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of interests acquired	49.00%